Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net earnings	$ 537,644	$ 669,126
Adjustments for Depreciation and depletion	215,926	233,539
Gain on disposal of mineral stream interest	(5,027)	(155,868)
Impairment reversal of mineral stream interests	0	(8,611)
Interest expense	207	91
Equity settled stock based compensation	6,438	5,846
Performance share units - expense	16,306	14,214
Performance share units - paid	(16,675)	(18,410)
Pension expense	1,122	1,033
Pension paid	(116)	0
Income tax expense (recovery)	1,414	509
Loss (gain) on fair value adjustment of share purchase warrants held	31	1,033
Investment income recognized in net earnings	(37,178)	(6,774)
Other	1,227	67
Change in non-cash working capital	1,912	1,573
Cash generated from operations before income taxes and interest	723,231	737,368
Income taxes paid	(6,192)	(171)
Interest paid	(187)	(93)
Interest received	33,957	6,320
Cash generated from operating activities	750,809	743,424
Financing activities
Credit facility extension fees	(859)	(1,357)
Share purchase options exercised	12,415	10,368
Lease payments	(691)	(800)
Dividends paid	(265,109)	(237,097)
Cash used for financing activities	(254,244)	(228,886)
Investing activities
Mineral stream interests	(663,528)	(151,929)
Early deposit mineral stream interests	(1,000)	(1,500)
Mineral royalty interest	(6,833)	0
Net proceeds on disposal of mineral stream interests	46,400	131,763
Acquisition of long-term investments	(17,447)	(22,768)
Proceeds on disposal of long-term investments	202	0
Investment In Subscription Rights	(4,510)	0
Dividends received	2,317	453
Other	(2,247)	(316)
Cash (used for) generated from investing activities	(646,646)	(44,297)
Effect of exchange rate changes on cash and cash equivalents	519	(197)
(Decrease) increase in cash and cash equivalents	(149,562)	470,044
Cash and cash equivalents, beginning of year	696,089	226,045
Cash and cash equivalents, end of year	$ 546,527	$ 696,089